Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2026	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026
C000099775
Account Value [Line Items]
Accumulated Value	$ 9,425	$ 8,886	$ 8,857	$ 9,100	$ 9,046	$ 9,131	$ 9,296	$ 9,280	$ 9,296	$ 9,001	$ 8,889	$ 8,770		$ 8,699	$ 8,851	$ 8,939	$ 9,014	$ 9,198	$ 9,238	$ 9,409	$ 9,594	$ 9,393	$ 9,382	$ 9,574	$ 9,726	$ 9,384	$ 9,111	$ 8,999	$ 9,045	$ 8,708	$ 8,296	$ 8,291	$ 8,620	$ 8,771	$ 8,746	$ 8,674	$ 8,336	$ 8,467	$ 8,378	$ 8,181	$ 8,149	$ 8,283	$ 8,113	$ 8,484	$ 8,007	$ 7,754	$ 6,792	$ 6,738	$ 7,000	$ 7,200	$ 7,527	$ 7,863	$ 7,647	$ 7,592	$ 7,948	$ 8,314	$ 8,497	$ 9,145	$ 8,955	$ 9,714	$ 10,024	$ 10,267	$ 10,468	$ 10,450	$ 10,999	$ 11,156	$ 10,370	$ 10,758	$ 11,558	$ 12,188	$ 13,185	$ 13,592	$ 13,723	$ 12,280	$ 12,713	$ 12,673	$ 11,638	$ 11,599	$ 11,953	$ 11,745	$ 12,040	$ 11,470	$ 11,578	$ 11,460	$ 10,986	$ 11,114	$ 11,570	$ 11,471	$ 11,337	$ 11,297	$ 11,257	$ 11,106	$ 11,106	$ 10,966	$ 11,304	$ 11,625	$ 11,886	$ 11,537	$ 11,173	$ 11,133	$ 11,643	$ 11,338	$ 11,318	$ 11,367	$ 11,859	$ 11,900	$ 12,345	$ 11,684	$ 11,684	$ 11,934	$ 11,830	$ 12,039	$ 12,169	$ 12,403	$ 12,700	$ 12,675	$ 13,929	$ 14,081	$ 15,001	$ 15,661	$ 15,089	$ 13,936
C000099777
Account Value [Line Items]
Accumulated Value	10,000	9,421	9,394	9,645	9,572	9,654	9,831	9,803	9,812	9,495	9,373	9,242		9,158	9,317	9,401	9,476	9,663	9,700	9,878	10,065	9,850	9,831	10,018	10,167	9,812	9,523	9,401	9,441	9,078	8,647	8,638	8,969	9,124	9,096	9,013	8,651	8,784	8,681	8,484	8,438	8,583	8,396	8,773	8,275	8,004	7,004	6,952	7,212	7,415	7,749	8,083	7,858	7,805	8,161	8,531	8,719	9,367	9,169	9,942	10,245	10,496	10,695	10,674	11,215	11,380	10,557	10,946	11,768	12,396	13,413	13,817	13,937	12,471	12,890	12,845	11,798	11,754	12,111	11,888	12,156	11,597	11,674	11,562	11,070	11,188	11,659	11,547	11,391	11,369	11,301	11,148	11,148	10,990	11,321	11,638	11,886	11,530	11,167	11,121	11,639	11,320	11,297	11,319	11,801	11,824	12,283	11,612	11,612	11,826	11,733	11,919	12,046	12,283	12,568	12,545	13,780	13,901	14,814	15,455	14,864	13,740
C000172345
Account Value [Line Items]
Accumulated Value	10,000	9,429	9,406	9,668	9,603	9,700	9,888	9,872	9,888	9,580	9,463	9,337		9,263	9,431	9,524	9,612	9,805	9,855	10,045	10,246	10,036	10,025	10,228	10,396	10,037	9,750	9,632	9,681	9,326	8,891	8,883	9,240	9,409	9,383	9,307	8,949	9,088	8,993	8,795	8,762	8,914	8,724	9,127	8,621	8,343	7,312	7,264	7,542	7,763	8,120	8,477	8,246	8,198	8,585	8,974	9,178	9,879	9,675	10,502	10,833	11,101	11,326	11,316	11,906	12,088	11,234	11,659	12,527	13,214	14,315	14,749	14,903	13,343	13,806	13,778	12,653	12,611	13,011	12,780	13,096	12,485	12,592	12,486	11,957	12,106	12,617	12,510	12,357	12,335	12,293	12,120	12,120	11,969	12,343	12,689	12,992	12,604	12,212	12,169	12,729	12,400	12,378	12,440	12,971	13,016	13,525	12,810	12,788	13,067	12,977	13,180	13,330	13,582	13,926	13,907	15,286	15,450	16,479	17,193	16,574	15,315
C000099779
Account Value [Line Items]
Accumulated Value	10,000	9,428	9,404	9,661	9,604	9,693	9,875	9,858	9,875	9,562	9,445	9,319		9,250	9,409	9,502	9,585	9,787	9,829	10,014	10,216	10,006	9,990	10,192	10,360	9,997	9,711	9,593	9,645	9,282	8,848	8,845	9,201	9,360	9,329	9,254	8,897	9,040	8,946	8,738	8,709	8,851	8,671	9,069	8,564	8,288	7,258	7,210	7,487	7,703	8,048	8,413	8,179	8,131	8,506	8,898	9,101	9,797	9,591	10,403	10,741	11,004	11,227	11,207	11,793	11,973	11,126	11,543	12,405	13,087	14,160	14,605	14,744	13,190	13,649	13,621	12,500	12,479	12,855	12,641	12,955	12,349	12,450	12,324	11,821	11,963	12,448	12,343	12,207	12,186	12,122	11,967	11,967	11,819	12,185	12,527	12,805	12,439	12,052	12,009	12,559	12,233	12,211	12,270	12,795	12,838	13,316	12,611	12,611	12,880	12,791	12,992	13,135	13,384	13,724	13,702	15,063	15,201	16,213	16,941	16,307	15,084
C000099774
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	942,969	940,625	966,715	960,243	969,951	988,601	986,928	988,601	957,713	945,993	933,435		925,987	942,747	951,965	960,685	979,983	985,017	1,003,844	1,024,005	1,003,004	1,001,837	1,022,026	1,038,849	1,002,946	974,290	962,491	967,330	931,896	888,491	887,747	923,369	939,305	936,548	929,025	893,294	907,992	898,553	877,788	874,478	889,653	871,633	911,800	861,251	833,591	729,673	724,885	753,612	775,646	810,290	846,859	823,825	818,990	856,700	896,481	916,856	986,711	966,365	1,047,948	1,081,941	1,108,744	1,131,114	1,130,141	1,189,309	1,206,060	1,120,910	1,163,254	1,251,337	1,319,846	1,428,258	1,473,022	1,488,410	1,331,274	1,378,869	1,376,070	1,262,878	1,260,777	1,298,600	1,275,590	1,307,164	1,248,226	1,258,915	1,246,241	1,195,547	1,208,321	1,259,288	1,248,670	1,233,351	1,231,217	1,226,949	1,209,676	1,211,820	1,194,662	1,231,986	1,268,665	1,296,713	1,260,211	1,218,928	1,214,583	1,272,676	1,237,629	1,237,629	1,241,697	1,296,933	1,301,351	1,350,140	1,278,845	1,278,845	1,304,352	1,295,356	1,317,845	1,332,604	1,357,790	1,392,136	1,390,109	1,527,720	1,544,047	1,646,571	1,717,749	1,656,062	1,530,426
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,369	10,383	10,385	10,196	10,573	10,782	10,987	11,423	11,436	11,554	11,716		11,790	12,032	12,069	12,318	12,605	12,992	13,136	13,888	13,377	13,037	13,087	13,402	13,484	13,986	14,442	14,524	13,531	13,807	12,560	13,567	14,003	14,275	14,853	13,909	14,889	15,103	14,864	15,142	15,470	16,031	16,515	16,509	15,150	13,279	14,981	15,694	16,006	16,909	18,124	17,436	16,972	18,830	19,554	19,356	19,890	20,761	21,869	22,022	22,536	23,071	23,773	22,667	24,255	24,087	25,167	23,864	23,150	24,010	21,916	21,956	20,144	22,001	21,104	19,160	20,711	21,869	20,609	21,904	21,369	22,154	22,500	22,598	24,091	24,865	24,469	23,302	22,812	24,895	26,026	26,464	27,877	28,774	27,599	28,967	30,006	30,372	31,108	31,773	31,485	33,333	32,538	33,444	33,008	31,148	30,937	32,884	34,557	35,332	36,048	37,364	38,239	38,333	38,356	38,912	38,617	36,694	40,544	42,678	42,271
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,369	10,383	10,385	10,196	10,573	10,782	10,987	11,423	11,436	11,554	11,716		11,790	12,032	12,069	12,318	12,605	12,992	13,136	13,888	13,377	13,037	13,087	13,402	13,484	13,986	14,442	14,524	13,531	13,807	12,560	13,567	14,003	14,275	14,853	13,909	14,889	15,103	14,864	15,142	15,470	16,031	16,515	16,509	15,150	13,279	14,981	15,694	16,006	16,909	18,124	17,436	16,972	18,830	19,554	19,356	19,890	20,761	21,869	22,022	22,536	23,071	23,773	22,667	24,255	24,087	25,167	23,864	23,150	24,010	21,916	21,956	20,144	22,001	21,104	19,160	20,711	21,869	20,609	21,904	21,369	22,154	22,500	22,598	24,091	24,865	24,469	23,302	22,812	24,895	26,026	26,464	27,877	28,774	27,599	28,967	30,006	30,372	31,108	31,773	31,485	33,333	32,538	33,444	33,008	31,148	30,937	32,884	34,557	35,332	36,048	37,364	38,239	38,333	38,356	38,912	38,617	36,694	40,544	42,678	42,271
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,369	10,383	10,385	10,196	10,573	10,782	10,987	11,423	11,436	11,554	11,716		11,790	12,032	12,069	12,318	12,605	12,992	13,136	13,888	13,377	13,037	13,087	13,402	13,484	13,986	14,442	14,524	13,531	13,807	12,560	13,567	14,003	14,275	14,853	13,909	14,889	15,103	14,864	15,142	15,470	16,031	16,515	16,509	15,150	13,279	14,981	15,694	16,006	16,909	18,124	17,436	16,972	18,830	19,554	19,356	19,890	20,761	21,869	22,022	22,536	23,071	23,773	22,667	24,255	24,087	25,167	23,864	23,150	24,010	21,916	21,956	20,144	22,001	21,104	19,160	20,711	21,869	20,609	21,904	21,369	22,154	22,500	22,598	24,091	24,865	24,469	23,302	22,812	24,895	26,026	26,464	27,877	28,774	27,599	28,967	30,006	30,372	31,108	31,773	31,485	33,333	32,538	33,444	33,008	31,148	30,937	32,884	34,557	35,332	36,048	37,364	38,239	38,333	38,356	38,912	38,617	36,694	40,544	42,678	42,271
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,369	10,383	10,385	10,196	10,573	10,782	10,987	11,423	11,436	11,554	11,716		11,790	12,032	12,069	12,318	12,605	12,992	13,136	13,888	13,377	13,037	13,087	13,402	13,484	13,986	14,442	14,524	13,531	13,807	12,560	13,567	14,003	14,275	14,853	13,909	14,889	15,103	14,864	15,142	15,470	16,031	16,515	16,509	15,150	13,279	14,981	15,694	16,006	16,909	18,124	17,436	16,972	18,830	19,554	19,356	19,890	20,761	21,869	22,022	22,536	23,071	23,773	22,667	24,255	24,087	25,167	23,864	23,150	24,010	21,916	21,956	20,144	22,001	21,104	19,160	20,711	21,869	20,609	21,904	21,369	22,154	22,500	22,598	24,091	24,865	24,469	23,302	22,812	24,895	26,026	26,464	27,877	28,774	27,599	28,967	30,006	30,372	31,108	31,773	31,485	33,333	32,538	33,444	33,008	31,148	30,937	32,884	34,557	35,332	36,048	37,364	38,239	38,333	38,356	38,912	38,617	36,694	40,544	42,678	42,271
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	1,000,000	1,036,869	1,038,325	1,038,521	1,019,577	1,057,337	1,078,236	1,098,686	1,142,310	1,143,642	1,155,387	1,171,647		1,178,960	1,203,203	1,206,886	1,231,782	1,260,526	1,299,186	1,313,631	1,388,842	1,337,653	1,303,659	1,308,661	1,340,176	1,348,425	1,398,605	1,444,179	1,452,399	1,353,127	1,380,702	1,256,037	1,356,691	1,400,252	1,427,461	1,485,258	1,390,873	1,488,897	1,510,296	1,486,372	1,514,183	1,546,980	1,603,134	1,651,520	1,650,872	1,514,974	1,327,855	1,498,078	1,569,429	1,600,641	1,690,893	1,812,435	1,743,569	1,697,201	1,882,983	1,955,380	1,935,639	1,989,014	2,076,124	2,186,924	2,202,198	2,253,608	2,307,142	2,377,292	2,266,725	2,425,536	2,408,730	2,516,680	2,386,449	2,314,995	2,400,950	2,191,583	2,195,604	2,014,371	2,200,105	2,110,381	1,916,018	2,071,141	2,186,885	2,060,889	2,190,383	2,136,940	2,215,396	2,249,975	2,259,755	2,409,069	2,486,460	2,446,872	2,330,210	2,281,214	2,489,547	2,602,649	2,646,385	2,787,690	2,877,383	2,759,858	2,896,705	3,000,645	3,037,170	3,110,842	3,177,281	3,148,468	3,333,287	3,253,827	3,344,438	3,300,799	3,114,818	3,093,697	3,288,429	3,455,654	3,533,209	3,604,832	3,736,409	3,823,892	3,833,264	3,835,611	3,891,228	3,861,655	3,669,363	4,054,377	4,267,770	4,227,128
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Accumulated Value	10,000	9,489	9,322	9,614	9,567	9,694	9,869	9,882	9,903	9,639	9,494	9,368		9,350	9,562	9,600	9,586	9,791	9,746	10,037	10,236	10,059	9,997	10,255	10,401	10,037	9,823	9,649	9,834	9,622	9,567	8,908	9,394	9,489	9,472	9,432	9,115	9,359	9,296	9,081	9,187	9,373	9,133	9,594	8,888	8,440	7,359	7,246	7,560	7,733	8,174	8,727	8,434	8,553	8,853	9,294	9,538	10,155	9,937	10,761	11,054	11,259	11,466	11,432	12,001	12,311	11,411	11,813	12,850	13,651	14,831	15,446	15,681	13,991	14,588	14,601	13,417	13,684	14,059	13,715	13,647	13,006	12,979	12,882	12,156	12,647	13,438	13,335	13,242	13,278	12,978	12,629	12,680	12,493	12,906	13,254	13,486	13,279	12,743	12,749	13,369	13,121	13,175	13,309	13,835	13,943	14,491	13,794	13,714	14,045	13,981	14,250	14,557	14,978	15,458	15,408	17,005	17,192	19,170	19,976	19,264	17,620
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Accumulated Value	10,000	9,489	9,322	9,614	9,567	9,694	9,869	9,882	9,903	9,639	9,494	9,368		9,350	9,562	9,600	9,586	9,791	9,746	10,037	10,236	10,059	9,997	10,255	10,401	10,037	9,823	9,649	9,834	9,622	9,567	8,908	9,394	9,489	9,472	9,432	9,115	9,359	9,296	9,081	9,187	9,373	9,133	9,594	8,888	8,440	7,359	7,246	7,560	7,733	8,174	8,727	8,434	8,553	8,853	9,294	9,538	10,155	9,937	10,761	11,054	11,259	11,466	11,432	12,001	12,311	11,411	11,813	12,850	13,651	14,831	15,446	15,681	13,991	14,588	14,601	13,417	13,684	14,059	13,715	13,647	13,006	12,979	12,882	12,156	12,647	13,438	13,335	13,242	13,278	12,978	12,629	12,680	12,493	12,906	13,254	13,486	13,279	12,743	12,749	13,369	13,121	13,175	13,309	13,835	13,943	14,491	13,794	13,714	14,045	13,981	14,250	14,557	14,978	15,458	15,408	17,005	17,192	19,170	19,976	19,264	17,620
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Accumulated Value	10,000	9,489	9,322	9,614	9,567	9,694	9,869	9,882	9,903	9,639	9,494	9,368		9,350	9,562	9,600	9,586	9,791	9,746	10,037	10,236	10,059	9,997	10,255	10,401	10,037	9,823	9,649	9,834	9,622	9,567	8,908	9,394	9,489	9,472	9,432	9,115	9,359	9,296	9,081	9,187	9,373	9,133	9,594	8,888	8,440	7,359	7,246	7,560	7,733	8,174	8,727	8,434	8,553	8,853	9,294	9,538	10,155	9,937	10,761	11,054	11,259	11,466	11,432	12,001	12,311	11,411	11,813	12,850	13,651	14,831	15,446	15,681	13,991	14,588	14,601	13,417	13,684	14,059	13,715	13,647	13,006	12,979	12,882	12,156	12,647	13,438	13,335	13,242	13,278	12,978	12,629	12,680	12,493	12,906	13,254	13,486	13,279	12,743	12,749	13,369	13,121	13,175	13,309	13,835	13,943	14,491	13,794	13,714	14,045	13,981	14,250	14,557	14,978	15,458	15,408	17,005	17,192	19,170	19,976	19,264	17,620
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Accumulated Value	10,000	9,489	9,322	9,614	9,567	9,694	9,869	9,882	9,903	9,639	9,494	9,368		9,350	9,562	9,600	9,586	9,791	9,746	10,037	10,236	10,059	9,997	10,255	10,401	10,037	9,823	9,649	9,834	9,622	9,567	8,908	9,394	9,489	9,472	9,432	9,115	9,359	9,296	9,081	9,187	9,373	9,133	9,594	8,888	8,440	7,359	7,246	7,560	7,733	8,174	8,727	8,434	8,553	8,853	9,294	9,538	10,155	9,937	10,761	11,054	11,259	11,466	11,432	12,001	12,311	11,411	11,813	12,850	13,651	14,831	15,446	15,681	13,991	14,588	14,601	13,417	13,684	14,059	13,715	13,647	13,006	12,979	12,882	12,156	12,647	13,438	13,335	13,242	13,278	12,978	12,629	12,680	12,493	12,906	13,254	13,486	13,279	12,743	12,749	13,369	13,121	13,175	13,309	13,835	13,943	14,491	13,794	13,714	14,045	13,981	14,250	14,557	14,978	15,458	15,408	17,005	17,192	19,170	19,976	19,264	17,620
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 948,885	$ 932,165	$ 961,361	$ 956,665	$ 969,422	$ 986,896	$ 988,233	$ 990,296	$ 963,939	$ 949,426	$ 936,815		$ 935,015	$ 956,157	$ 960,011	$ 958,580	$ 979,135	$ 974,618	$ 1,003,715	$ 1,023,648	$ 1,005,944	$ 999,692	$ 1,025,529	$ 1,040,057	$ 1,003,696	$ 982,274	$ 964,883	$ 983,386	$ 962,157	$ 956,739	$ 890,842	$ 939,361	$ 948,871	$ 947,177	$ 943,184	$ 911,450	$ 935,927	$ 929,632	$ 908,069	$ 918,735	$ 937,311	$ 913,311	$ 959,354	$ 888,776	$ 843,980	$ 735,873	$ 724,552	$ 756,001	$ 773,255	$ 817,389	$ 872,670	$ 843,424	$ 855,305	$ 885,348	$ 929,386	$ 953,789	$ 1,015,504	$ 993,702	$ 1,076,086	$ 1,105,446	$ 1,125,911	$ 1,146,611	$ 1,143,220	$ 1,200,098	$ 1,231,110	$ 1,141,109	$ 1,181,336	$ 1,285,043	$ 1,365,098	$ 1,483,138	$ 1,544,550	$ 1,568,103	$ 1,399,147	$ 1,458,786	$ 1,460,071	$ 1,341,682	$ 1,368,397	$ 1,405,866	$ 1,371,452	$ 1,364,732	$ 1,300,603	$ 1,297,925	$ 1,288,172	$ 1,215,567	$ 1,264,668	$ 1,343,790	$ 1,333,494	$ 1,324,235	$ 1,327,752	$ 1,297,843	$ 1,262,936	$ 1,267,961	$ 1,249,310	$ 1,290,639	$ 1,325,370	$ 1,348,638	$ 1,327,896	$ 1,274,301	$ 1,274,922	$ 1,336,903	$ 1,312,128	$ 1,317,465	$ 1,330,894	$ 1,383,515	$ 1,394,291	$ 1,449,073	$ 1,379,390	$ 1,371,438	$ 1,404,473	$ 1,398,095	$ 1,425,028	$ 1,455,673	$ 1,497,803	$ 1,545,768	$ 1,540,803	$ 1,700,499	$ 1,719,183	$ 1,916,971	$ 1,997,590	$ 1,926,425	$ 1,762,003